Gain on Sale of Product Lines (Details) (USD $)	12 Months Ended				2 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 ThermoLine product line [Member]	Aug. 31, 2012 Cryo Seal [Member]	Jun. 30, 2012 Cryo Seal [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale value of assets rights and properties under agreement				$ 500,000
Value of manufacturing of certain spare parts under agreement				35,000
Proceeds from sale of product line	2,535,000	0	0	535,000
Less [Abstract]
Inventories, net				351,000
Equipment, net				4,000
Transaction costs				19,000
Gain on sale	2,161,000	0	0	161,000
Option agreement amount						2,000,000
Payments received					$ 2,000,000